Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(a)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(a)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(a)	475.1	519.8	171.9	315.3	744.7	(a)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$18,394.1	(a)	$6,824.0	$3,741.9	$—	$1,264.7	$3,864.5	(a)
Transmission	12,394.9		2,228.0	1,358.4	2,104.6	788.9	1,300.7
Distribution	17,156.6		3,258.3	1,698.4	4,087.6	2,080.2	1,894.6
Other	4,360.4		339.2	1,342.8	380.5	416.4	587.1
CWIP	3,087.8	(a)	321.5	537.2	218.7	204.8	471.7	(a)
Less: Accumulated Depreciation	16,461.8		3,811.2	3,302.2	2,037.3	1,319.6	2,360.3
Total Regulated Property, Plant and Equipment - Net	38,932.0		9,159.8	5,376.5	4,754.1	3,435.4	5,758.3
Nonregulated Property, Plant and Equipment - Net	4,703.1	(b)	21.9	39.9	9.5	5.2	149.0
Total Property, Plant and Equipment - Net	$43,635.1	(b)	$9,181.7	$5,416.4	$4,763.6	$3,440.6	$5,907.3

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	ARO as of December 31, 2014
	(in millions)
AEP (c)(d)(e)(f)	$1,835.0	$95.0	$42.8	$(34.2)	$81.0	$2,019.6
APCo (c)(f)	152.6	9.1	—	(24.0)	10.7	148.4
I&M (c)(d)(f)	1,255.2	60.0	—	(1.4)	28.7	1,342.5
OPCo (f)	1.3	0.1	—	—	—	1.4
PSO (c)(f)	22.9	1.8	—	(0.7)	14.1	38.1
SWEPCo (c)(e)(f)	87.6	5.2	—	(1.1)	2.7	94.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.18 billion and $1.27 billion as of December 31, 2015 and 2014.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$61.3	$44.5	$39.8
APCo	6.9	3.8	1.5
I&M	5.0	8.0	9.8
OPCo	4.8	4.4	10.1
PSO	5.0	1.8	2.3
SWEPCo	14.8	6.9	4.3

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$131.9	$102.9	$72.7
APCo	13.8	7.1	2.3
I&M	11.6	18.9	19.9
OPCo	8.8	6.9	5.0
PSO	8.8	3.1	4.2
SWEPCo	26.4	11.9	7.4

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

			Registrant’s Share as of December 31, 2014
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	$—	$—	$—
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	335.7	2.4	65.9
J.M. Stuart Generating Station (b)	Coal	26.0%	552.7	11.5	205.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	812.0	4.0	410.2
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	329.7	3.7	201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	409.1	10.3	227.8
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Transmission	NA	(d)	81.8	0.8	49.2
Total			$4,824.2	$189.7	$1,679.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$801.5	$119.9	$492.2

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$94.7	$2.6	$57.5

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$329.7	$3.7	$201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Total			$2,632.9	$160.7	$720.1

(a)	Operated by AGR.

(b)	Operated by The Dayton Power & Light Company, a non-affiliated company.

(c)	Operated by Dynegy Corporation, a non-affiliated company. AEP’s portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by TNC and various non-affiliated companies.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

NA	Not applicable.

Appalachian Power Co [Member]
Property, Plant and Equipment

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(a)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(a)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(a)	475.1	519.8	171.9	315.3	744.7	(a)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$18,394.1	(a)	$6,824.0	$3,741.9	$—	$1,264.7	$3,864.5	(a)
Transmission	12,394.9		2,228.0	1,358.4	2,104.6	788.9	1,300.7
Distribution	17,156.6		3,258.3	1,698.4	4,087.6	2,080.2	1,894.6
Other	4,360.4		339.2	1,342.8	380.5	416.4	587.1
CWIP	3,087.8	(a)	321.5	537.2	218.7	204.8	471.7	(a)
Less: Accumulated Depreciation	16,461.8		3,811.2	3,302.2	2,037.3	1,319.6	2,360.3
Total Regulated Property, Plant and Equipment - Net	38,932.0		9,159.8	5,376.5	4,754.1	3,435.4	5,758.3
Nonregulated Property, Plant and Equipment - Net	4,703.1	(b)	21.9	39.9	9.5	5.2	149.0
Total Property, Plant and Equipment - Net	$43,635.1	(b)	$9,181.7	$5,416.4	$4,763.6	$3,440.6	$5,907.3

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Depreciation, Depletion and Amortization

APCo
	2015				2014				2013
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.1%	35	-	121	3.1%	40	-	121	3.0%	40	-	121
Transmission	1.6%	15	-	68	1.7%	15	-	87	1.6%	25	-	87
Distribution	3.6%	10	-	57	3.5%	13	-	57	3.5%	11	-	52
Other	8.3%	5	-	55	6.9%	24	-	55	7.3%	24	-	55

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	ARO as of December 31, 2014
	(in millions)
AEP (c)(d)(e)(f)	$1,835.0	$95.0	$42.8	$(34.2)	$81.0	$2,019.6
APCo (c)(f)	152.6	9.1	—	(24.0)	10.7	148.4
I&M (c)(d)(f)	1,255.2	60.0	—	(1.4)	28.7	1,342.5
OPCo (f)	1.3	0.1	—	—	—	1.4
PSO (c)(f)	22.9	1.8	—	(0.7)	14.1	38.1
SWEPCo (c)(e)(f)	87.6	5.2	—	(1.1)	2.7	94.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.18 billion and $1.27 billion as of December 31, 2015 and 2014.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$61.3	$44.5	$39.8
APCo	6.9	3.8	1.5
I&M	5.0	8.0	9.8
OPCo	4.8	4.4	10.1
PSO	5.0	1.8	2.3
SWEPCo	14.8	6.9	4.3

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$131.9	$102.9	$72.7
APCo	13.8	7.1	2.3
I&M	11.6	18.9	19.9
OPCo	8.8	6.9	5.0
PSO	8.8	3.1	4.2
SWEPCo	26.4	11.9	7.4

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

			Registrant’s Share as of December 31, 2014
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	$—	$—	$—
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	335.7	2.4	65.9
J.M. Stuart Generating Station (b)	Coal	26.0%	552.7	11.5	205.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	812.0	4.0	410.2
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	329.7	3.7	201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	409.1	10.3	227.8
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Transmission	NA	(d)	81.8	0.8	49.2
Total			$4,824.2	$189.7	$1,679.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$801.5	$119.9	$492.2

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$94.7	$2.6	$57.5

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$329.7	$3.7	$201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Total			$2,632.9	$160.7	$720.1

(a)	Operated by AGR.

(b)	Operated by The Dayton Power & Light Company, a non-affiliated company.

(c)	Operated by Dynegy Corporation, a non-affiliated company. AEP’s portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by TNC and various non-affiliated companies.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

NA	Not applicable.

Indiana Michigan Power Co [Member]
Property, Plant and Equipment

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(a)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(a)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(a)	475.1	519.8	171.9	315.3	744.7	(a)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$18,394.1	(a)	$6,824.0	$3,741.9	$—	$1,264.7	$3,864.5	(a)
Transmission	12,394.9		2,228.0	1,358.4	2,104.6	788.9	1,300.7
Distribution	17,156.6		3,258.3	1,698.4	4,087.6	2,080.2	1,894.6
Other	4,360.4		339.2	1,342.8	380.5	416.4	587.1
CWIP	3,087.8	(a)	321.5	537.2	218.7	204.8	471.7	(a)
Less: Accumulated Depreciation	16,461.8		3,811.2	3,302.2	2,037.3	1,319.6	2,360.3
Total Regulated Property, Plant and Equipment - Net	38,932.0		9,159.8	5,376.5	4,754.1	3,435.4	5,758.3
Nonregulated Property, Plant and Equipment - Net	4,703.1	(b)	21.9	39.9	9.5	5.2	149.0
Total Property, Plant and Equipment - Net	$43,635.1	(b)	$9,181.7	$5,416.4	$4,763.6	$3,440.6	$5,907.3

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Depreciation, Depletion and Amortization

I&M
	2015				2014				2013
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.5%	59	-	132	2.0%	59	-	132	1.9%	59	-	132
Transmission	1.7%	50	-	75	1.7%	50	-	75	1.5%	50	-	75
Distribution	2.8%	10	-	70	2.8%	15	-	70	2.8%	15	-	70
Other	11.8%	5	-	45	6.1%	14	-	45	4.9%	14	-	45

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	ARO as of December 31, 2014
	(in millions)
AEP (c)(d)(e)(f)	$1,835.0	$95.0	$42.8	$(34.2)	$81.0	$2,019.6
APCo (c)(f)	152.6	9.1	—	(24.0)	10.7	148.4
I&M (c)(d)(f)	1,255.2	60.0	—	(1.4)	28.7	1,342.5
OPCo (f)	1.3	0.1	—	—	—	1.4
PSO (c)(f)	22.9	1.8	—	(0.7)	14.1	38.1
SWEPCo (c)(e)(f)	87.6	5.2	—	(1.1)	2.7	94.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.18 billion and $1.27 billion as of December 31, 2015 and 2014.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$61.3	$44.5	$39.8
APCo	6.9	3.8	1.5
I&M	5.0	8.0	9.8
OPCo	4.8	4.4	10.1
PSO	5.0	1.8	2.3
SWEPCo	14.8	6.9	4.3

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$131.9	$102.9	$72.7
APCo	13.8	7.1	2.3
I&M	11.6	18.9	19.9
OPCo	8.8	6.9	5.0
PSO	8.8	3.1	4.2
SWEPCo	26.4	11.9	7.4

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

			Registrant’s Share as of December 31, 2014
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	$—	$—	$—
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	335.7	2.4	65.9
J.M. Stuart Generating Station (b)	Coal	26.0%	552.7	11.5	205.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	812.0	4.0	410.2
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	329.7	3.7	201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	409.1	10.3	227.8
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Transmission	NA	(d)	81.8	0.8	49.2
Total			$4,824.2	$189.7	$1,679.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$801.5	$119.9	$492.2

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$94.7	$2.6	$57.5

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$329.7	$3.7	$201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Total			$2,632.9	$160.7	$720.1

(a)	Operated by AGR.

(b)	Operated by The Dayton Power & Light Company, a non-affiliated company.

(c)	Operated by Dynegy Corporation, a non-affiliated company. AEP’s portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by TNC and various non-affiliated companies.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

NA	Not applicable.

Ohio Power Co [Member]
Property, Plant and Equipment

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(a)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(a)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(a)	475.1	519.8	171.9	315.3	744.7	(a)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$18,394.1	(a)	$6,824.0	$3,741.9	$—	$1,264.7	$3,864.5	(a)
Transmission	12,394.9		2,228.0	1,358.4	2,104.6	788.9	1,300.7
Distribution	17,156.6		3,258.3	1,698.4	4,087.6	2,080.2	1,894.6
Other	4,360.4		339.2	1,342.8	380.5	416.4	587.1
CWIP	3,087.8	(a)	321.5	537.2	218.7	204.8	471.7	(a)
Less: Accumulated Depreciation	16,461.8		3,811.2	3,302.2	2,037.3	1,319.6	2,360.3
Total Regulated Property, Plant and Equipment - Net	38,932.0		9,159.8	5,376.5	4,754.1	3,435.4	5,758.3
Nonregulated Property, Plant and Equipment - Net	4,703.1	(b)	21.9	39.9	9.5	5.2	149.0
Total Property, Plant and Equipment - Net	$43,635.1	(b)	$9,181.7	$5,416.4	$4,763.6	$3,440.6	$5,907.3

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Depreciation, Depletion and Amortization

OPCo
	2015				2014				2013
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.3%	39	-	60	2.3%	39	-	60	2.3%	39	-	60
Distribution	2.8%	7	-	57	2.7%	7	-	57	2.7%	12	-	60
Other	7.2%	5	-	50	7.0%	7	-	50	7.5%	25	-	50

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	ARO as of December 31, 2014
	(in millions)
AEP (c)(d)(e)(f)	$1,835.0	$95.0	$42.8	$(34.2)	$81.0	$2,019.6
APCo (c)(f)	152.6	9.1	—	(24.0)	10.7	148.4
I&M (c)(d)(f)	1,255.2	60.0	—	(1.4)	28.7	1,342.5
OPCo (f)	1.3	0.1	—	—	—	1.4
PSO (c)(f)	22.9	1.8	—	(0.7)	14.1	38.1
SWEPCo (c)(e)(f)	87.6	5.2	—	(1.1)	2.7	94.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.18 billion and $1.27 billion as of December 31, 2015 and 2014.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$131.9	$102.9	$72.7
APCo	13.8	7.1	2.3
I&M	11.6	18.9	19.9
OPCo	8.8	6.9	5.0
PSO	8.8	3.1	4.2
SWEPCo	26.4	11.9	7.4

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$61.3	$44.5	$39.8
APCo	6.9	3.8	1.5
I&M	5.0	8.0	9.8
OPCo	4.8	4.4	10.1
PSO	5.0	1.8	2.3
SWEPCo	14.8	6.9	4.3

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

			Registrant’s Share as of December 31, 2014
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	$—	$—	$—
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	335.7	2.4	65.9
J.M. Stuart Generating Station (b)	Coal	26.0%	552.7	11.5	205.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	812.0	4.0	410.2
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	329.7	3.7	201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	409.1	10.3	227.8
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Transmission	NA	(d)	81.8	0.8	49.2
Total			$4,824.2	$189.7	$1,679.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$801.5	$119.9	$492.2

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$94.7	$2.6	$57.5

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$329.7	$3.7	$201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Total			$2,632.9	$160.7	$720.1

(a)	Operated by AGR.

(b)	Operated by The Dayton Power & Light Company, a non-affiliated company.

(c)	Operated by Dynegy Corporation, a non-affiliated company. AEP’s portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by TNC and various non-affiliated companies.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

NA	Not applicable.

Public Service Co Of Oklahoma [Member]
Property, Plant and Equipment

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(a)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(a)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(a)	475.1	519.8	171.9	315.3	744.7	(a)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$18,394.1	(a)	$6,824.0	$3,741.9	$—	$1,264.7	$3,864.5	(a)
Transmission	12,394.9		2,228.0	1,358.4	2,104.6	788.9	1,300.7
Distribution	17,156.6		3,258.3	1,698.4	4,087.6	2,080.2	1,894.6
Other	4,360.4		339.2	1,342.8	380.5	416.4	587.1
CWIP	3,087.8	(a)	321.5	537.2	218.7	204.8	471.7	(a)
Less: Accumulated Depreciation	16,461.8		3,811.2	3,302.2	2,037.3	1,319.6	2,360.3
Total Regulated Property, Plant and Equipment - Net	38,932.0		9,159.8	5,376.5	4,754.1	3,435.4	5,758.3
Nonregulated Property, Plant and Equipment - Net	4,703.1	(b)	21.9	39.9	9.5	5.2	149.0
Total Property, Plant and Equipment - Net	$43,635.1	(b)	$9,181.7	$5,416.4	$4,763.6	$3,440.6	$5,907.3

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Depreciation, Depletion and Amortization

PSO
	2015				2014				2013
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	1.7%	35	-	70	1.7%	35	-	70	1.7%	35	-	70
Transmission	1.9%	40	-	75	1.9%	40	-	75	1.9%	40	-	75
Distribution	2.5%	7	-	65	2.4%	30	-	65	2.3%	30	-	65
Other	4.6%	5	-	40	4.1%	5	-	40	4.1%	5	-	40

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	ARO as of December 31, 2014
	(in millions)
AEP (c)(d)(e)(f)	$1,835.0	$95.0	$42.8	$(34.2)	$81.0	$2,019.6
APCo (c)(f)	152.6	9.1	—	(24.0)	10.7	148.4
I&M (c)(d)(f)	1,255.2	60.0	—	(1.4)	28.7	1,342.5
OPCo (f)	1.3	0.1	—	—	—	1.4
PSO (c)(f)	22.9	1.8	—	(0.7)	14.1	38.1
SWEPCo (c)(e)(f)	87.6	5.2	—	(1.1)	2.7	94.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.18 billion and $1.27 billion as of December 31, 2015 and 2014.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$61.3	$44.5	$39.8
APCo	6.9	3.8	1.5
I&M	5.0	8.0	9.8
OPCo	4.8	4.4	10.1
PSO	5.0	1.8	2.3
SWEPCo	14.8	6.9	4.3

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$131.9	$102.9	$72.7
APCo	13.8	7.1	2.3
I&M	11.6	18.9	19.9
OPCo	8.8	6.9	5.0
PSO	8.8	3.1	4.2
SWEPCo	26.4	11.9	7.4

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

			Registrant’s Share as of December 31, 2014
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	$—	$—	$—
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	335.7	2.4	65.9
J.M. Stuart Generating Station (b)	Coal	26.0%	552.7	11.5	205.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	812.0	4.0	410.2
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	329.7	3.7	201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	409.1	10.3	227.8
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Transmission	NA	(d)	81.8	0.8	49.2
Total			$4,824.2	$189.7	$1,679.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$801.5	$119.9	$492.2

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$94.7	$2.6	$57.5

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$329.7	$3.7	$201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Total			$2,632.9	$160.7	$720.1

(a)	Operated by AGR.

(b)	Operated by The Dayton Power & Light Company, a non-affiliated company.

(c)	Operated by Dynegy Corporation, a non-affiliated company. AEP’s portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by TNC and various non-affiliated companies.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

NA	Not applicable.

Southwestern Electric Power Co [Member]
Property, Plant and Equipment

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,082.8	(a)	$6,200.8	$3,841.7	$—	$1,302.6	$3,943.5	(a)
Transmission	14,219.0		2,408.1	1,406.9	2,235.6	815.4	1,387.8
Distribution	18,046.9		3,402.5	1,790.8	4,287.7	2,206.7	1,957.3
Other	3,066.7		310.1	511.6	397.8	400.5	582.2
CWIP	3,774.4	(a)	475.1	519.8	171.9	315.3	744.7	(a)
Less: Accumulated Depreciation	16,076.9		3,395.5	2,908.3	2,047.9	1,352.5	2,445.0
Total Regulated Property, Plant and Equipment - Net	42,112.9		9,401.1	5,162.5	5,045.1	3,688.0	6,170.5
Nonregulated Property, Plant and Equipment - Net	4,020.3		23.3	41.0	9.6	5.2	150.6
Total Property, Plant and Equipment - Net	$46,133.2		$9,424.4	$5,203.5	$5,054.7	$3,693.2	$6,321.1

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$18,394.1	(a)	$6,824.0	$3,741.9	$—	$1,264.7	$3,864.5	(a)
Transmission	12,394.9		2,228.0	1,358.4	2,104.6	788.9	1,300.7
Distribution	17,156.6		3,258.3	1,698.4	4,087.6	2,080.2	1,894.6
Other	4,360.4		339.2	1,342.8	380.5	416.4	587.1
CWIP	3,087.8	(a)	321.5	537.2	218.7	204.8	471.7	(a)
Less: Accumulated Depreciation	16,461.8		3,811.2	3,302.2	2,037.3	1,319.6	2,360.3
Total Regulated Property, Plant and Equipment - Net	38,932.0		9,159.8	5,376.5	4,754.1	3,435.4	5,758.3
Nonregulated Property, Plant and Equipment - Net	4,703.1	(b)	21.9	39.9	9.5	5.2	149.0
Total Property, Plant and Equipment - Net	$43,635.1	(b)	$9,181.7	$5,416.4	$4,763.6	$3,440.6	$5,907.3

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Depreciation, Depletion and Amortization

SWEPCo
	2015				2014				2013
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.2%	40	-	70	2.2%	40	-	70	2.2%	40	-	70
Transmission	2.3%	50	-	70	2.2%	50	-	70	2.3%	50	-	70
Distribution	2.6%	25	-	65	2.7%	25	-	65	2.6%	25	-	65
Other	5.5%	5	-	51	4.8%	7	-	51	5.0%	7	-	51

Asset Retirement Obligation (ARO)

Company	ARO as of December 31, 2014	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates		ARO as of December 31, 2015
	(in millions)
AEP (c)(d)(e)(f)	$2,019.6	$101.4	$58.0	$(147.2)	(a)	$(115.5)	(b)	$1,916.3
APCo (c)(f)	148.4	8.3	—	(34.0)		17.5		140.2
I&M (c)(d)(f)	1,342.5	64.3	—	(5.7)		(147.3)		1,253.8
OPCo (f)	1.4	—	—	—		—		1.4
PSO (c)(f)	38.1	2.6	5.6	(0.4)		1.9		47.8
SWEPCo (c)(e)(f)	94.4	5.9	17.1	(5.0)		13.0		125.4

Company	ARO as of December 31, 2013	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	ARO as of December 31, 2014
	(in millions)
AEP (c)(d)(e)(f)	$1,835.0	$95.0	$42.8	$(34.2)	$81.0	$2,019.6
APCo (c)(f)	152.6	9.1	—	(24.0)	10.7	148.4
I&M (c)(d)(f)	1,255.2	60.0	—	(1.4)	28.7	1,342.5
OPCo (f)	1.3	0.1	—	—	—	1.4
PSO (c)(f)	22.9	1.8	—	(0.7)	14.1	38.1
SWEPCo (c)(e)(f)	87.6	5.2	—	(1.1)	2.7	94.4

(a)	Amount includes settlement of liabilities of $81 million associated with the sale of the Muskingum River Plant site. See the “Muskingum River Plant” section of Note 7.

(b)	Amount includes a $20 million reduction in the ARO liability due to the execution of a joint use agreement with a third party.

(c)	Includes ARO related to ash disposal facilities.

(d)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.18 billion and $1.27 billion as of December 31, 2015 and 2014.

(e)	Includes ARO related to Sabine and DHLC.

(f)	Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$131.9	$102.9	$72.7
APCo	13.8	7.1	2.3
I&M	11.6	18.9	19.9
OPCo	8.8	6.9	5.0
PSO	8.8	3.1	4.2
SWEPCo	26.4	11.9	7.4

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$61.3	$44.5	$39.8
APCo	6.9	3.8	1.5
I&M	5.0	8.0	9.8
OPCo	4.8	4.4	10.1
PSO	5.0	1.8	2.3
SWEPCo	14.8	6.9	4.3

Jointly-owned Electric Facilities

			Registrant’s Share as of December 31, 2015
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	$337.4	$2.4	$76.1
J.M. Stuart Generating Station (b)	Coal	26.0%	565.5	12.9	221.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	815.5	6.4	421.7
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	332.4	3.9	205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	445.5	7.2	236.2
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Transmission	NA	(d)	68.5	0.4	48.1
Total			$4,917.3	$239.6	$1,773.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$926.7	$58.5	$512.4

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$103.0	$1.8	$58.2

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$332.4	$3.9	$205.9
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	131.4	195.0	70.0
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	572.1	5.9	389.1
Turk Generating Plant (j)	Coal	73.33%	1,649.0	5.5	104.1
Total			$2,684.9	$210.3	$769.1

			Registrant’s Share as of December 31, 2014
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	$—	$—	$—
Conesville Generating Station, Unit 4 (a)	Coal	43.5%	335.7	2.4	65.9
J.M. Stuart Generating Station (b)	Coal	26.0%	552.7	11.5	205.8
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	812.0	4.0	410.2
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	329.7	3.7	201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	409.1	10.3	227.8
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Transmission	NA	(d)	81.8	0.8	49.2
Total			$4,824.2	$189.7	$1,679.0

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$801.5	$119.9	$492.2

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$94.7	$2.6	$57.5

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$329.7	$3.7	$201.3
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	125.1	119.6	67.9
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	531.1	36.5	381.1
Turk Generating Plant (j)	Coal	73.33%	1,647.0	0.9	69.8
Total			$2,632.9	$160.7	$720.1

(a)	Operated by AGR.

(b)	Operated by The Dayton Power & Light Company, a non-affiliated company.

(c)	Operated by Dynegy Corporation, a non-affiliated company. AEP’s portion of Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by TNC and various non-affiliated companies.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

NA	Not applicable.

Regulated Operation [Member]
Depreciation, Depletion and Amortization

AEP
	2015						2014						2013
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)						(in years)						(in years)
Generation	0.4%	-	3.1%	35	-	132	1.7%	-	3.5%	31	-	132	1.7%	-	3.7%	31	-	132
Transmission	1.4%	-	2.7%	15	-	81	1.4%	-	2.7%	15	-	87	1.1%	-	2.7%	25	-	87
Distribution	2.5%	-	3.7%	7	-	75	2.4%	-	3.7%	7	-	75	2.3%	-	3.8%	11	-	75
Other	2.9%	-	11.8%	5	-	75	2.1%	-	8.6%	5	-	75	2.0%	-	7.9%	5	-	75

Unregulated Operation [Member]
Depreciation, Depletion and Amortization

AEP
	2015							2014							2013
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)							(in years)							(in years)
Generation	2.5%	-	3.4%	35	-	66		2.6%	-	3.4%	35	-	66		2.6%	-	3.3%	35	-	66
Transmission	2.3%			43	-	55		2.3%			43	-	55		2.5%			43	-	55
Other	2.7%			5	-	50	(a)	17.1%			25	-	50	(a)	NM			NM			(a)

(a)	SWEPCo’s nonregulated property, plant and equipment is depreciated using the straight-line method over a range of 3 to 20 years.